EVENTS SUBSEQUENT TO THE REPORTING DATE (Narrative) (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) Share shares	Dec. 31, 2019 USD ($) Share shares	Dec. 31, 2019 EUR (€) Share shares	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Strategic investments	$ 4,613,000			$ 33,000
Number of share options granted in share-based payment arrangement | Share	1,740,000	1,740,000	1,740,000	1,810,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 1.71			$ 1.32
Number of share options exercised in share-based payment arrangement | Share	1,790,300	1,790,300	1,790,300	192,500
Proceeds from exercise of options	$ 2,103,000			$ 186,000
Payments for acquisition of royalty interests	$ 560,000
Revelo Resources Corp. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Payments for acquisition of royalty interests		$ 1,162,000
Transfer of the Balya royalty property in Turkey [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of retained Net Smelter Return Royalty on uncapped and not repurchased property	4.00%	4.00%	4.00%
Strategic investment in Ensero Holdings, Inc [Member]
Disclosure of non-adjusting events after reporting period [line items]
Strategic investments					$ 3,790,000
Amount of preferred shares received		$ 3,620,000
Percentage of preferred shares held	65.00%	65.00%	65.00%
Percentage of annual dividend on preferred shares	6.00%	6.00%	6.00%
Redemption of preferred stock, principal amount					$ 3,620,000
Amount of common shares received		$ 171,000
Percentage of equity holding	7.50%	7.50%	7.50%
Option agreement for Espedalen, Hosanger, and Sigdal nickel copper cobalt projects [Member]
Disclosure of non-adjusting events after reporting period [line items]
Net smelter return royalty	3.00%				3.00%
Percentage of issued and outstanding capital which may be issued as certain conditions are satisfied	9.90%	9.90%	9.90%
Acquisition of Kaukua Royalty [Member]
Disclosure of non-adjusting events after reporting period [line items]
Payments for Net Smelter Return royalties		$ 125,000
Shares issued for net smelter return royalty | shares	52,000	52,000	52,000
Percentage of Net Smelter Return Royalty acquired on various exploration licenses	2.00%	2.00%	2.00%
Percentage of Net Smelter Return Royalty purchased prior to delivery of bankable feasibility study	1.00%	1.00%	1.00%
Amount of bankable feasibility study | €			€ 1
Remaining percentage of uncapped and not repurchased Net Smelter Return Royalty	1.00%	1.00%	1.00%
Sale of Tomtebo and Trollberget projects in Sweden to District Metals Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Net smelter return royalty	2.50%				2.50%
Cash received on sale of projects		$ 35,000
Percentage of equity interest in district	9.90%	9.90%	9.90%
Stock options granted [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement | Share	60,000	60,000	60,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 2.22
Description of maximum term of options granted for share-based payment arrangement	5 years	5 years	5 years
Number of share options exercised in share-based payment arrangement | Share	290,800	290,800	290,800
Proceeds from exercise of options	$ 327,000